Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2018	$ 350,192	$ 414,508,403		$ (15,348,909)	$ (52,925,752)		$ 346,583,934
Balance (in shares) at Dec. 31, 2018	33,097,831
Share-based compensation		2,333,091					2,333,091
Net loss					(22,861,257)		(22,861,257)
Balance at Dec. 31, 2019	$ 350,192	416,841,494		(15,348,909)	(75,787,009)		326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831
Issue of common stock	$ 1,875	(1,875)
Issue of common stock (in shares)	187,424
Share-based compensation		3,000,672					3,000,672
Payment of dividend		(1,659,308)					(1,659,308)
Repurchase of common stock				(286,856)			(286,856)
Repurchase of common stock (in shares)	(98,652)
Changes in unrealized (loss) gain on cash flow hedges			$ (729,135)				(729,135)
Net loss					(6,046,195)		(6,046,195)
Balance at Dec. 31, 2020	$ 352,067	418,180,983	(729,135)	(15,635,765)	(81,833,204)		$ 320,334,946
Balance (in shares) at Dec. 31, 2020	33,186,603						33,186,603
Issue of common stock	$ 11,772	5,308,228					$ 5,320,000
Issue of common stock (in shares)	1,177,281
Share-based compensation		2,612,968					2,612,968
Changes in unrealized (loss) gain on cash flow hedges			1,773,202				1,773,202
Preferred stock dividend					(1,254,058)		(1,254,058)
Net loss					(36,832,643)		(36,832,643)
Balance at Dec. 31, 2021	$ 363,839	$ 426,102,179	$ 1,044,067	$ (15,635,765)	$ (119,919,905)		$ 291,954,415
Balance (in shares) at Dec. 31, 2021	34,363,884						34,363,884
Redeemable Preferred Stock
Issue of redeemable preferred stock, net of issuance costs						$ 37,043,138
Issue of redeemable preferred stock, net of issuance costs (in shares)						40,000
Balance at Dec. 31, 2021						$ 37,043,138	$ 37,043,138
Balance (in shares) at Dec. 31, 2021						40,000